Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Oct. 04, 2023	May 02, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Cash balance	$ 79,815	$ 411,711			$ 0
Partners' Capital Account, Units (in Shares)			75,000
Maturity date		180 days
Held in trust account	27,910,976	$ 81,039,102
Dividends earned on cash	1,762,208	1,107,852
Trust account		79,931,250
Cash and cash equivalents held in Trust Account		81,039,102
Dividends earned on cash and cash equivalents		$ 1,107,852
Offering costs					$ 83,343
Allocated to the Public Shares				$ 4,647,702
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs				$ 5,093,930
Promissory Note [Member]
Summary of Significant Accounting Policies [Line Items]
Drawn from Company’s promissory note	$ 75,000
Government Treasury Bills [Member]
Summary of Significant Accounting Policies [Line Items]
Maturity date	180 days